IFRS 7 - Disclosure - Credit Risk - Summary of Loans Past Due But Not Impaired (Detail) - CAD ($) $ in Millions	Jul. 31, 2023	Oct. 31, 2022
Credit Risk [line items]
Past due loans	$ 1,734	$ 1,708
Residential mortgages [member]
Credit Risk [line items]
Past due loans	901	874
Personal [member]
Credit Risk [line items]
Past due loans	254	247
Credit card [member]
Credit Risk [line items]
Past due loans	311	331
Business and government [member]
Credit Risk [line items]
Past due loans	268	$ 256
Later than one months and not later than three months [member]
Credit Risk [line items]
Past due loans	1,625
Later than one months and not later than three months [member] | Residential mortgages [member]
Credit Risk [line items]
Past due loans	901
Later than one months and not later than three months [member] | Personal [member]
Credit Risk [line items]
Past due loans	254
Later than one months and not later than three months [member] | Credit card [member]
Credit Risk [line items]
Past due loans	202
Later than one months and not later than three months [member] | Business and government [member]
Credit Risk [line items]
Past due loans	268
Later than three months [member]
Credit Risk [line items]
Past due loans	109
Later than three months [member] | Credit card [member]
Credit Risk [line items]
Past due loans	$ 109